Shareholder Report, Average Annual Return (Details) 74200059300_Franklin Templeton SMACS Series EM_Single Class_TSR Annual {Single Class}	12 Months Ended	58 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
Franklin Templeton SMACS: Series EM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin Templeton SMACS: Series EM
Average Annual Return, Percent	109.29%	20.81%
MSCI Emerging Markets Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index-NR
Average Annual Return, Percent	39.25%	8.48%